Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
Financial assets	$ 2,919	$ 2,975
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	2,082	2,091
Trade receivables past due, net of allowance for doubtful accounts | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	541	508
Trade receivables past due, net of allowance for doubtful accounts | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	232	304
Trade receivables past due, net of allowance for doubtful accounts | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 64	$ 72